Acquisition (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Acquisition
Total consideration	$ 68,127,525
Other receivables	2,363
Long-term investment	80,151,868
Accrued liabilities and other payables	(4,202)
Total net assets acquired	80,150,029
15% equity value with non-controlling interest	(12,022,504)
Consideration	$ 68,127,525